PROPERTY, PLANT AND EQUIPMENT - Amounts Recognized in Income Statement Related to Leases (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation of right-of-use assets	€ 15,348	€ 20,159
Interest expense on lease liabilities	868	943
Variable lease payments not included in the measurement of lease liabilities	1,622	1,190
Expenses relating to short-term leases and leases of low-value assets	3,671	4,312
Total expenses recognized	€ 21,509	€ 26,604